Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to Form S-1 is filed for the purpose of (i) this explanatory note along with amendments to the cover page; and (ii) adding “FirstFire Global Opportunities Fund, LLC” to column one of tables on pages 3, 30, and 31 of the Prospectus.. No other changes have been made to the Form S-1. This Amendment No. 1 speaks as of the original filing date of the Form S-1, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures made in the original Form S-1.
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	81-3903357
Entity Address Address Line 1	501 West Broadway
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92101
City Area Code	619
Local Phone Number	619